Long-term loan - Disclosure of detailed information about borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Current portion of long-term loan	$ 5,156	$ 857
Long-term loan	10,244	14,261
Total Long-term loan	$ 15,400	$ 15,118	$ 14,818